Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of share repurchases [abstract]
Share repurchases	$ 1,000	$ 639
Shares repurchased	6.0	4.1
Share repurchases - average price per share in U.S. dollars	$ 166.05	$ 156.92